Subsequent Events - Additional Information (Detail) - Common Stock ¥ in Billions	12 Months Ended
Mar. 31, 2022 JPY (¥) shares
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares	40,000,000
Stock Repurchased During Period, Percentage	3.30%
Stock Repurchased During Period, Value | ¥	¥ 50
Stock Repurchase Program Period Description	May 18, 2022 to March 31, 2023